Segment analysis - Reconciliation of loss to Adjusted EBITDA (Details) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) segment	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Segment analysis
Number of operating segment | segment	4
Number of reportable segments | segment	4
Reconciliation of loss to Adjusted EBITDA
Profit/(loss) for the year	€ 34	€ (155)	€ (120)
Income tax (credit)/charge	(35)	60	43
Net finance expense	602	615	527
Depreciation and amortization (Notes 8, 9)	611	507	403
Exceptional operating items (Note 4)	128	131	81
Adjusted EBITDA	€ 1,340	€ 1,158	€ 934